Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005502 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000005502 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005502 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005502 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005502 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005502 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005502 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005502 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005502 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005502 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005502 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000005502 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000005502 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005502 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005502 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049236 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000049236 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000049236 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049236 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049236 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000049236 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049236 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049236 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049236 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049236 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000049236 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000049236 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000049236 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000049236 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000049236 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049237 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000049237 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000049237 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049237 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049237 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000049237 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049237 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049237 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049237 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049237 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000049237 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000049237 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000049237 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000049237 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000049237 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244825 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000244825 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244825 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244825 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244825 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244825 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244825 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244825 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244825 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244825 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244825 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000244825 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000244825 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244825 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244825 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%